Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

July 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 27.6%

Communication Services – 1.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$710,000	$675,159
CMG Media Corp., 8.88%, 06/18/29(1)	390,000	379,354
CSC Holdings LLC, 7.50%, 04/01/28(1)	205,000	165,809
CSC Holdings LLC, 11.75%, 01/31/29(1)	385,000	360,366
Directv Financing LLC, 8.88%, 02/01/30(1)	590,000	575,073
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	135,000	134,342
Gray Media, Inc., 9.63%, 07/15/32(1)	400,000	403,797
Gray Television, Inc., 5.38%, 11/15/31(1)	600,000	443,381
Hughes Satellite Systems Corp., 6.63%, 08/01/26	315,000	238,616
Millennium Escrow Corp., 6.63%, 08/01/26(1)	450,000	424,922
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	65,000	17,433
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	350,000	357,227
Snap, Inc., 6.88%, 03/01/33(1)	305,000	312,959
Sprint Capital Corp., 8.75%, 03/15/32	380,000	459,195
T-Mobile USA, Inc., 5.05%, 07/15/33	96,000	96,180
Univision Communications, Inc., 8.00%, 08/15/28(1)	370,000	380,420
Total Communication Services		5,424,233

Consumer Discretionary – 1.8%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	450,000	454,091
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	445,000	417,787
Churchill Downs, Inc., 6.75%, 05/01/31(1)	65,000	66,448
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/30(1)	15,000	15,475
Dick's Sporting Goods, Inc., 4.10%, 01/15/52	525,000	374,854
Ford Motor Co., 3.25%, 02/12/32	105,000	89,004
Ford Motor Co., 4.75%, 01/15/43	80,000	62,050
Ford Motor Credit Co. LLC, 6.05%, 11/05/31	120,000	120,128
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	175,000	175,294
Meritage Homes Corp., 3.88%, 04/15/29(1)	561,000	542,008
New Home Co., Inc. (The), 9.25%, 10/01/29(1)	145,000	150,496
New Home Co., Inc. (The), 8.50%, 11/01/30(1)	15,000	15,333
Newell Brands, Inc., 6.38%, 09/15/27	260,000	262,847
Newell Brands, Inc., 6.63%, 09/15/29	261,000	260,332
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/29(1)	540,000	529,139
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	200,000	200,189
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	370,000	85,100
Stellantis Finance US, Inc., 6.45%, 03/18/35(1)	460,000	460,716
Under Armour, Inc., 7.25%, 07/15/30(1)	235,000	240,351
Wayfair LLC, 7.25%, 10/31/29(1)	5,000	5,100
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	435,000	418,973
Total Consumer Discretionary		4,945,715

Consumer Staples – 0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	185,000	180,545
Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Staples (continued)
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash / 9.5% PIK)(1)(3)	$210	$225
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/25(1)	216,000	217,240
Philip Morris International, Inc., 4.90%, 11/01/34	480,000	473,965
Pilgrim's Pride Corp., 6.25%, 07/01/33	633,000	666,117
Post Holdings, Inc., 6.38%, 03/01/33(1)	575,000	576,004
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	455,000	456,486
Total Consumer Staples		2,570,582

Energy – 4.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	285,000	302,143
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	180,000	179,878
Antero Resources Corp., 5.38%, 03/01/30(1)	200,000	199,243
Ascent Resources Utica Holdings LLC / Aru Finance Corp., 6.63%, 07/15/33(1)	285,000	289,194
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), 12/22/73, perpetual(2)(4)	495,000	488,482
Buckeye Partners LP, 6.75%, 02/01/30(1)	150,000	155,404
Civitas Resources, Inc., 8.75%, 07/01/31(1)	280,000	283,805
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	135,000	141,957
Columbia Pipelines Operating Co. LLC, 5.44%, 02/15/35(1)	415,000	414,717
DT Midstream, Inc., 4.13%, 06/15/29(1)	105,000	101,187
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), 11/15/73, perpetual(2)(4)	555,000	557,446
EQT Corp., 6.38%, 04/01/29(1)	285,000	293,510
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	430,000	386,381
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	545,000	577,395
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	285,000	289,990
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	385,000	402,377
HF Sinclair Corp., 6.25%, 01/15/35	800,000	814,457
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	125,000	122,893
Hilcorp Energy I LP / Hilcorp Finance Co., 7.25%, 02/15/35(1)	395,000	385,309
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(1)	270,000	277,659
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(1)	385,000	377,839
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(1)	845,000	854,638
Mesquite Energy, Inc., Escrow, 7.25%, 02/15/23, perpetual(1)(4)(5)	12,000	45
Nabors Industries, Inc., 7.38%, 05/15/27(1)	455,000	459,622

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.13%, 02/15/29(1)	$20,000	$19,811
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.38%, 02/15/32(1)	415,000	406,304
Occidental Petroleum Corp., 5.55%, 10/01/34	355,000	348,458
Occidental Petroleum Corp., 6.20%, 03/15/40	370,000	362,608
Tidewater, Inc., 9.13%, 07/15/30(1)	105,000	110,201
Transocean, Inc., 16.34%, 05/15/29(1)	30,000	28,363
Transocean, Inc., 8.75%, 02/15/30(1)	60,000	62,260
Transocean, Inc., 8.21%, 05/15/31(1)	195,000	179,344
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	125,000	115,550
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	270,000	291,484
Venture Global LNG, Inc., 9.00%, (US 5 Year CMT T- Note + 5.44%), 12/31/49, perpetual(1)(2)(4)	380,000	380,439
Western Midstream Operating LP, 5.25%, 02/01/50	760,000	638,460
Williams Cos., Inc. (The), 5.15%, 03/15/34	425,000	423,491
Total Energy		11,722,344

Financials – 7.9%
Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/29(1)	135,000	139,826
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/29(1)	530,000	517,412
Allstate Corp. (The), Series B, 7.53%, (3-Month SOFR + 3.20%), 08/15/53(2)	245,000	245,974
Ally Financial, Inc., 5.54%, (SOFR + 1.73%), 01/17/31(2)	505,000	512,054
American Express Co., 5.63%, (SOFR + 1.93%), 07/28/34(2)	750,000	769,337
Apollo Debt Solutions BDC, 6.90%, 04/13/29	340,000	355,297
Apollo Global Management, Inc., 6.00%, (US 5 Year CMT T- Note + 2.17%), 12/15/54(2)	485,000	476,953
Arthur J Gallagher & Co., 5.55%, 02/15/55	535,000	505,201
Azorra Finance Ltd., 7.25%, 01/15/31(1)	280,000	286,477
Bank of America Corp., 3.42%, (3-Month SOFR + 1.30%), 12/20/28(2)	150,000	146,497
Bank of America Corp., 2.97%, (SOFR + 1.33%), 02/04/33(2)	110,000	98,504
Bank of America Corp., 5.52%, (SOFR + 1.74%), 10/25/35(2)	430,000	430,610
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), 09/20/73, perpetual(2)(4)	395,000	395,702
Blackstone Private Credit Fund, 6.00%, 11/22/34	370,000	367,808
Block, Inc., 6.50%, 05/15/32	475,000	487,736
Blue Owl Credit Income Corp., 6.65%, 03/15/31	110,000	113,234
Blue Owl Finance LLC, 3.13%, 06/10/31	510,000	455,616
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	540,000	536,860
Capital One Financial Corp., 2.36%, (SOFR + 1.34%), 07/29/32(2)	175,000	149,062
Capital One Financial Corp., 6.38%, (SOFR + 2.86%), 06/08/34(2)	360,000	384,403
Charles Schwab Corp. (The), 6.14%, (SOFR + 2.01%), 08/24/34(2)	180,000	194,326
Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), 03/01/74, perpetual(2)(4)	$420,000	$384,283
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(4)	390,000	386,390
Citigroup, Inc., 3.98%, (3-Month SOFR + 1.60%), 03/20/30(2)	145,000	141,957
Citigroup, Inc., 6.27%, (SOFR + 2.34%), 11/17/33(2)	130,000	140,068
Citigroup, Inc., 6.17%, (SOFR + 2.66%), 05/25/34(2)	357,000	373,464
Citizens Financial Group, Inc., 5.25%, (SOFR + 1.26%), 03/05/31(2)	335,000	339,423
Corebridge Financial, Inc., 6.38%, (US 5 Year CMT T- Note + 2.65%), 09/15/54(2)	329,000	329,296
F&G Annuities & Life, Inc., 6.50%, 06/04/29	570,000	587,481
Fifth Third Bancorp, 4.34%, (SOFR + 1.66%), 04/25/33(2)	220,000	210,545
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	180,000	203,819
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	65,000	68,088
Goldman Sachs Group, Inc. (The), 5.33%, (SOFR + 1.55%), 07/23/35(2)	430,000	434,546
Goldman Sachs Group, Inc. (The), 6.45%, 05/01/36	130,000	139,460
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34	483,000	478,845
HA Sustainable Infrastructure Capital, Inc., 6.75%, 07/15/35	140,000	141,172
Hub International Ltd., 7.38%, 01/31/32(1)	15,000	15,628
Huntington Bancshares, Inc./Oh, 5.71%, (SOFR + 1.87%), 02/02/35(2)	240,000	245,607
Huntington Bancshares, Inc./Oh, 6.14%, (US 5 Year CMT T- Note + 1.70%), 11/18/39(2)	405,000	414,182
J.P. Morgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	230,000	239,752
J.P. Morgan Chase & Co., 5.35%, (SOFR + 1.85%), 06/01/34(2)	480,000	492,569
J.P. Morgan Chase & Co., 6.25%, (SOFR + 1.81%), 10/23/34(2)	110,000	119,411
J.P. Morgan Chase & Co., 5.58%, (SOFR + 1.64%), 07/23/36(2)	110,000	111,700
KeyCorp., 4.79%, (SOFR + 2.06%), 06/01/33(2)	100,000	97,999
KeyCorp., 6.40%, (SOFR + 2.42%), 03/06/35(2)	450,000	481,138
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	565,000	555,009
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	675,000	656,995
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), 03/15/74, perpetual(2)(4)	185,000	184,813
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	440,000	436,574
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	130,000	140,917
Morgan Stanley, 5.25%, (SOFR + 1.87%), 04/21/34(2)	190,000	193,140
Morgan Stanley, 5.42%, (SOFR + 1.88%), 07/21/34(2)	205,000	210,026

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	$97,000	$100,105
MSCI, Inc., 3.63%, 09/01/30(1)	459,000	430,975
National Rural Utilities Cooperative Finance Corp., 7.48%, (3-Month SOFR + 3.17%), 04/30/43(2)	105,000	105,006
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	185,000	187,204
NCR Atleos Corp., 9.50%, 04/01/29(1)	77,000	83,487
Onemain Finance Corp., 6.13%, 05/15/30	65,000	65,161
Onemain Finance Corp., 6.75%, 03/15/32	135,000	137,152
OneMain Finance Corp., 7.13%, 11/15/31	325,000	335,801
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	15,000	15,521
PNC Financial Services Group, Inc. (The), 5.58%, (SOFR + 1.39%), 01/29/36(2)	840,000	861,756
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	99,000	96,087
Prudential Financial, Inc., 6.50%, (US 5 Year CMT T- Note + 2.40%), 03/15/54(2)	450,000	468,477
Reinsurance Group of America, Inc., 6.65%, (US 5 Year CMT T- Note + 2.39%), 09/15/55(2)	395,000	396,180
Rocket Cos., Inc., 6.38%, 08/01/33(1)	260,000	265,521
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(4)	100,000	103,350
State Street Corp., 6.12%, (SOFR + 1.96%), 11/21/34(2)	405,000	432,096
Synchrony Financial, 3.70%, 08/04/26	50,000	49,502
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	68,609
Truist Financial Corp., 5.12%, (SOFR + 1.85%), 01/26/34(2)	145,000	145,093
Truist Financial Corp., 5.87%, (SOFR + 2.36%), 06/08/34(2)	360,000	376,516
Wells Fargo & Co., 12.84%, (SOFR + 2.02%), 04/24/34(2)	215,000	220,053
Wells Fargo & Co., 8.84%, (SOFR + 2.06%), 10/23/34(2)	475,000	519,498
Wells Fargo & Co., 6.85%, (US 5 Year CMT T- Note + 2.77%), 09/15/73, perpetual(2)(4)	125,000	129,790
Wells Fargo & Co., Series BB, 16.34%, (US 5 Year CMT T- Note + 3.45%), 03/15/74, perpetual(2)(4)	115,000	113,999
Total Financials		22,230,125

Health Care – 2.4%
Amgen, Inc., 5.65%, 03/02/53	635,000	614,455
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(1)	20,000	20,325
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	45,000	39,408
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	635,000	531,909
CVS Health Corp., 5.05%, 03/25/48	335,000	288,503
CVS Health Corp., 6.75%, (US 5 Year CMT T- Note + 2.52%), 12/10/54(2)	331,000	332,102
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	455,000	413,617
Endo Finance Holdings, Inc., 8.50%, 04/15/31(1)	435,000	463,311
Security Description	Principal	Value

CORPORATE BONDS (continued)

Health Care (continued)
HCA, Inc., 5.50%, 06/01/33	$170,000	$173,602
HCA, Inc., 5.60%, 04/01/34	365,000	372,394
ICON Investments Six Designated Activity Company, 6.00%, 05/08/34	645,000	660,403
Iqvia, Inc., 5.70%, 05/15/28	200,000	204,854
Iqvia, Inc., 6.25%, 02/01/29	320,000	334,626
LifePoint Health, Inc., 9.88%, 08/15/30(1)	330,000	356,082
LifePoint Health, Inc., 10.00%, 06/01/32(1)	195,000	202,680
Medline Borrower LP, 5.25%, 10/01/29(1)	430,000	421,867
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	40,000	40,836
Molina Healthcare, Inc., 6.25%, 01/15/33(1)	105,000	103,727
Par Pharmaceutical, Inc., 04/01/27(1)(5)(6)(7)	35,000	0
Prime Healthcare Services, Inc., 9.38%, 09/01/29(1)	265,000	263,581
Royalty Pharma PLC, 5.40%, 09/02/34	310,000	312,833
Universal Health Services, Inc., 5.05%, 10/15/34	745,000	708,503
Total Health Care		6,859,618

Industrials – 3.1%
Aecom, 6.00%, 08/01/33(1)	30,000	30,264
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	346,927	347,156
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	146,000	142,156
Aviation Capital Group LLC, 6.75%, 10/25/28(1)	80,000	84,780
Aviation Capital Group LLC, 6.38%, 07/15/30(1)	210,000	222,714
Bnsf Funding Trust I, 6.61%, (3-Month LIBOR + 2.35%), 12/15/55(2)	185,000	186,345
Boeing Co. (The), 5.81%, 05/01/50	95,000	91,779
Boeing Co. (The), 5.93%, 05/01/60	473,000	453,027
Builders FirstSource, Inc., 6.38%, 03/01/34(1)	570,000	579,097
Chart Industries, Inc., 9.50%, 01/01/31(1)	80,000	85,618
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(1)	360,000	330,360
CoStar Group, Inc., 2.80%, 07/15/30(1)	403,000	363,710
CRH America Finance, Inc., 5.40%, 05/21/34	450,000	458,971
Delta Air Lines Through Trust, Series 2015-1, 3.63%, 07/30/27	70,475	69,021
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 06/15/32(1)	475,000	492,347
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	320,000	330,025
Herc Holdings, Inc., 7.25%, 06/15/33(1)	110,000	113,987
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	90,000	87,759
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	295,000	299,034
L3harris Technologies, Inc., 5.40%, 07/31/33	525,000	539,062
LBM Acquisition LLC, 6.25%, 01/15/29(1)	625,000	548,997
Quikrete Holdings, Inc., 6.75%, 03/01/33(1)	65,000	66,707
QXO Building Products, Inc., 6.75%, 04/30/32(1)	10,000	10,323
Regal Rexnord Corp., 6.40%, 04/15/33	485,000	513,518
Science Applications International Corp., 4.88%, 04/01/28(1)	80,000	78,927
Sempra Global, 3.25%, 01/15/32(1)	233,000	198,240

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials (continued)
Standard Building Solutions, Inc., 6.50%, 08/15/32(1)	$165,000	$168,611
TransDigm, Inc., 6.63%, 03/01/32(1)	400,000	411,808
TransDigm, Inc., 6.00%, 01/15/33(1)	265,000	266,541
United Airlines Pass-Through Trust, Class A, Series 2023-1, 5.80%, 01/15/36	151,141	154,636
United Airlines Pass-Through Trust, Series AA, 5.45%, 02/15/37	307,302	312,178
Veralto Corp., 5.45%, 09/18/33	505,000	518,768
WESCO Distribution, Inc., 6.63%, 03/15/32(1)	60,000	61,984
Total Industrials		8,618,450

Information Technology – 1.5%
Boost Newco Borrower LLC, 7.50%, 01/15/31(1)	95,000	100,504
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	130,000	126,120
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	110,000	106,505
Booz Allen Hamilton, Inc., 5.95%, 08/04/33	515,000	533,339
Broadcom, Inc., 3.14%, 11/15/35(1)	600,000	503,838
Cloud Software Group, Inc., 9.00%, 09/30/29(1)	320,000	331,389
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	100,000	99,532
Foundry Jv Holdco LLC, 5.88%, 01/25/34(1)	480,000	485,140
Gartner, Inc., 3.75%, 10/01/30(1)	735,000	688,509
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 8.75%, 05/01/29(1)	290,000	296,038
Insight Enterprises, Inc., 6.63%, 05/15/32(1)	15,000	15,355
Oracle Corp., 6.25%, 11/09/32	170,000	183,050
Oracle Corp., 5.50%, 08/03/35	245,000	248,538
Oracle Corp., 5.55%, 02/06/53	120,000	110,963
Rocket Software, Inc., 9.00%, 11/28/28(1)	405,000	419,075
Total Information Technology		4,247,895

Materials – 1.6%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	305,000	115,138
Bayport Polymers LLC, 5.14%, 04/14/32(1)	455,000	442,075
Graham Packaging Co., Inc., 7.13%, 08/15/28(1)	345,000	344,757
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	465,000	465,644
Jh North America Holdings, Inc., 6.13%, 07/31/32(1)	650,000	657,231
LSB Industries, Inc., 6.25%, 10/15/28(1)	705,000	693,707
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	330,000	326,930
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	85,000	85,420
Sealed Air Corp., 6.50%, 07/15/32(1)	65,000	67,008
Sonoco Products Co., 5.00%, 09/01/34	560,000	544,717
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	430,000	456,317
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	470,000	433,685
Total Materials		4,632,629

Real Estate – 0.2%
Office Properties Income Trust, 9.00%, 09/30/29(1)	131,000	97,595
Safehold GL Holdings LLC, 6.10%, 04/01/34	120,000	125,516
Safehold GL Holdings LLC, 5.65%, 01/15/35	238,000	238,361
Total Real Estate		461,472
Security Description	Principal	Value

CORPORATE BONDS (continued)

Utilities – 2.1%
AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	$285,000	$288,575
Black Hills Corp., 6.15%, 05/15/34	405,000	427,182
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	370,000	356,925
Dominion Energy, Inc., Series B, 7.00%, (US 5 Year CMT T- Note + 2.51%), 06/01/54(2)	180,000	192,476
Dominion Energy, Inc., 6.63%, (US 5 Year CMT T- Note + 2.21%), 05/15/55(2)	245,000	251,659
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	475,000	492,945
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	265,000	263,286
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	210,000	194,110
KeySpan Gas East Corp., 5.99%, 03/06/33(1)	546,000	566,052
Lightning Power LLC, 7.25%, 08/15/32(1)	450,000	470,798
Nextera Energy Capital Holdings, Inc., 6.50%, (US 5 Year CMT T- Note + 1.98%), 08/15/55(2)	455,000	470,727
NRG Energy, Inc., 7.00%, 03/15/33(1)	226,000	248,117
Pacificorp, 5.80%, 01/15/55	125,000	118,996
Puget Energy, Inc., 4.22%, 03/15/32	275,000	259,046
Southern California Edison Co., 6.00%, 01/15/34	360,000	369,511
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), 04/15/74, perpetual(1)(2)(4)	51,000	52,098
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	310,000	322,298
Vistra Operations Co. LLC, 5.70%, 12/30/34(1)	425,000	433,039
Total Utilities		5,777,840
Total Corporate Bonds
(Cost $76,586,065)		77,490,903

MORTGAGE BACKED SECURITIES - 22.6%

Agency Mortgage Backed Security - 8.6%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	118,698	122,044
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/53	2,045,161	2,040,913
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	509,502	517,378
Federal Home Loan Mortgage Corporation, 6.00%, 07/01/53	917,902	932,572
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	1,016,275	1,032,400
Federal Home Loan Mortgage Corporation, 4.50%, 08/01/53	831,491	790,586
Federal Home Loan Mortgage Corporation, 5.00%, 12/01/53	2,766,325	2,697,559
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/54	2,780,965	2,821,343
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	2,763,166	2,803,285
Federal National Mortgage Association, 3.50%, 05/01/49	21,331	19,307
Federal National Mortgage Association, 4.50%, 11/01/52	363,314	345,496
Federal National Mortgage Association, 5.00%, 11/01/52	365,968	358,099

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Agency Mortgage Backed Security (continued)
Federal National Mortgage Association, 4.00%, 03/01/53	$1,161,769	$1,072,595
Federal National Mortgage Association, 6.00%, 04/01/53	502,429	511,318
Federal National Mortgage Association, 5.50%, 07/01/53	240,076	239,318
Federal National Mortgage Association, 4.50%, 08/01/53	1,291,699	1,228,126
Federal National Mortgage Association, 6.00%, 10/01/53	1,947,698	1,979,532
Federal National Mortgage Association, 6.00%, 08/01/54	1,936,653	1,970,544
Federal National Mortgage Association, 6.00%, 01/01/55	2,617,259	2,657,281
Total Agency Mortgage Backed Security		24,139,696

Commercial Mortgage Backed Securities - 5.4%
Ala Trust, Class A, Series 2025-OANA, 6.08%, (1-Month SOFR + 1.74%), 06/15/40(1)(2)	800,000	805,850
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 5.26%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	585,000	556,828
BBCMS Trust, Class A, Series 2018-CBM, 5.64%, (1-Month SOFR + 1.30%), 07/15/37(1)(2)	805,000	786,429
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 5.73%, (1-Month SOFR + 1.39%), 03/15/41(1)(2)	637,207	639,217
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	410,000	413,176
Bx Trust, Class C, Series 2025-ROIC, 5.89%, (1-Month SOFR + 1.54%), 03/15/30(1)(2)	473,155	470,996
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	370,000	348,265
Bx Trust, Class D, Series 2019-OC11, 3.94%, 12/09/41(1)(2)(8)	935,000	873,003
Cent City, Class A, Series 2025, 5.09%, 07/10/40(1)(2)(8)	820,000	823,668
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	89,945	77,613
COMM Mortgage Trust, Class B, Series 2024-WCL1, 6.93%, (1-Month SOFR + 2.59%), 06/15/41(1)(2)	705,000	704,370
Fashion Show Mall LLC, Class A, Series 2024-SHOW, 5.10%, 10/10/41(1)(2)(8)	685,000	688,005
Fontainebleau Miami Beach Mortgage Trust, Class A, Series 2024-FBLU, 5.79%, (1-Month SOFR + 1.45%), 12/15/39(1)(2)	350,000	351,092
Houston Galleria Mall Trust, Class A, Series 2025-HGLR, 5.46%, 02/05/45(1)(2)(8)	450,000	457,494
Hudson Yards Mortgage Trust, Class A, Series 2025-SPRL, 5.47%, 01/13/40(1)(2)(8)	780,000	800,376
J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2024-OMNI, 5.80%, 10/05/39(1)(2)(8)	440,000	446,814
MIRA Trust, Class A, Series 2023-MILE, 6.75%, 06/10/38(1)	270,000	279,431
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	520,000	507,378
Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	$901,000	$852,067
New York Commercial Mortgage Trust, Class A, Series 2025-300P, 4.88%, 07/13/42(1)(2)(8)	1,000,000	994,493
New York Commercial Mortgage Trust, Class A, Series 2025-299P, 5.66%, 02/10/47(1)(2)(8)	590,000	608,756
RFR Trust, Class A, Series 2025-SGRM, 5.38%, 03/11/41(1)(2)(8)	600,000	609,257
Ride, Class C, Series 2025-SHRE, 6.12%, 02/14/47(1)(2)(8)	600,000	600,244
Rock Trust, Class C, Series 2024-CNTR, 6.47%, 11/13/41(1)	420,000	434,953
Rock Trust, Class A, Series 2024-CNTR, 5.39%, 11/13/41(1)	455,000	463,814
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(8)	539,034	547,551
Total Commercial Mortgage Backed Securities		15,141,140

Residential Mortgage Backed Securities - 8.6%
A&d Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(6)	139,223	140,277
A&d Mortgage Trust, Class A1, Series 2025-NQM2, 5.79%, 06/25/70(1)(2)(8)	414,720	415,898
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(6)	38,846	37,278
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	96,142
Angel Oak Mortgage Trust, Class A1, Series 2023-1, 4.75%, 09/26/67(1)(6)	851,496	842,849
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(8)	73,732	71,566
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(8)	571,569	550,344
Arroyo Mortgage Trust, Class A3, Series 2020-1, 3.33%, 03/25/55(1)	200,000	178,430
Chase Home Lending Mortgage Trust, Class A1, Series 2023-RPL1, 3.50%, 06/25/62(1)(2)(8)	491,658	450,019
Chase Home Lending Mortgage Trust, Class A1A, Series 2024-RPL4, 3.38%, 12/25/64(1)(2)(8)	374,730	332,907
Chase Mortgage Finance Corp., Class M4, Series 2016-SH2, 3.74%, 12/25/45(1)(2)(8)	297,512	272,323
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(8)	201,601	190,880
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(8)	399,673	402,689
Colt Mortgage Loan Trust, Class A1, Series 2022-4, 4.30%, 03/25/67(1)(2)(8)	365,027	361,333
Colt Mortgage Loan Trust, Class A1, Series 2022-5, 4.55%, 04/25/67(1)(2)(8)	252,965	251,418
Colt Mortgage Loan Trust, Class A1, Series 2024-5, 5.12%, 08/25/69(1)(6)	455,415	452,709
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES2, 5.50%, 06/25/60(1)(6)	356,713	357,479

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
CSMC Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(2)(8)	$474,511	$462,234
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(8)	486,190	436,739
Deephaven Residential Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(8)	62,295	56,913
Ellington Financial Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(8)	107,303	93,207
Ellington Financial Mortgage Trust, Class A1, Series 2025-NQM2, 5.60%, 06/25/70(1)(6)	508,610	509,152
Federal Home Loan Mortgage Corporation, 5.50%, 07/01/53	1,127,575	1,124,012
GCAT Trust, Class A1, Series 2020-NQM1, 3.25%, 01/25/60(1)(6)	193,703	189,480
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(8)	321,413	322,453
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(8)	541,059	542,339
J.P. Morgan Mortgage Trust, Class A3, Series 2024-NQM1, 5.95%, 02/25/64(1)(6)	275,791	276,180
J.P. Morgan Seasoned Mortgage Trust, Class A4, Series 2024-1, 4.42%, 01/25/63(1)(2)(8)	350,925	340,634
LHome Mortgage Trust, Class A1, Series 2024-RTL1, 7.02%, 01/25/29(1)(6)	260,000	261,809
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(8)	262,921	258,582
MFA Trust, Class A1, Series 2022-INV2, 4.95%, 07/25/57(1)(6)	572,071	568,890
MFA Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(6)	510,579	508,621
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(8)	312,955	302,607
Mill City Mortgage Loan Trust, Class B1, Series 2017-3, 3.25%, 01/25/61(1)(2)(8)	96,835	85,224
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(8)	356,425	344,065
New Residential Mortgage Loan Trust, Class A1, Series 2024-NQM3, 5.47%, 11/25/64(1)(6)	240,899	240,935
New York Mortgage Trust, Class A1, Series 2024-CP1, 3.75%, 02/25/68(1)(2)(8)	259,613	238,780
OBX Trust, Class A1, Series 2025-NQM4, 5.40%, 02/25/55(1)(6)	504,811	503,521
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(6)	327,173	329,273
OBX Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(6)	635,998	645,340
OBX Trust, Class A1, Series 2024-NQM3, 6.13%, 12/25/63(1)	112,237	113,025
OBX Trust, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(6)	460,389	463,645
Pmt Loan Trust, Class A7, Series 2025-INV7, 6.00%, 06/25/56(1)(2)(8)	835,000	845,040
Pmt Loan Trust, Class A2, Series 2024-INV1, 6.00%, 10/25/59(1)(2)(8)	626,410	630,503
Pmt Loan Trust, Class A1, Series 2024-INV2, 6.00%, 12/25/59(1)(2)(8)	298,457	300,336
Pret Trust, Class A1, Series 2025-NPL1, 6.06%, 02/25/55(1)(6)	550,662	551,538
Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Pretium Mortgage Credit Partners, Class A1, Series 2024-RPL1, 3.90%, 10/25/63(1)(2)(8)	$935,321	$898,538
PRKCM Trust, Class A1A, Series 2022-AFC1, 4.10%, 04/25/57(1)(2)(8)	1,367,577	1,346,534
RCKT Mortgage Trust, Class A1A, Series 2023-CES1, 6.52%, 06/25/43(1)(2)(8)	161,009	161,685
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(8)	231,133	232,138
RCKT Mortgage Trust, Class A1A, Series 2025-CES5, 5.69%, 05/25/55(1)(6)	489,142	492,464
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.48%, 06/25/43(2)(8)	41,888	40,641
SG Residential Mortgage Trust, Class A1, Series 2021-1, 1.16%, 07/25/61(1)(2)(8)	971,297	799,776
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(8)	34,529	32,852
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(8)	525,000	494,280
Towd Point Mortgage Trust, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(2)(8)	655,000	622,309
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(8)	100,000	91,288
Towd Point Mortgage Trust, Class A2, Series 2019-2, 3.75%, 12/25/58(1)(2)(8)	940,000	845,219
Towd Point Mortgage Trust, Class A2, Series 2021-1, 1.75%, 11/25/61(1)(2)(8)	100,000	84,610
Verus Securitization Trust, Class A1, Series 2022-4, 4.47%, 04/25/67(1)(6)	65,271	65,009
Verus Securitization Trust, Class A1, Series 2022-5, 3.80%, 04/25/67(1)(6)	0	0
Verus Securitization Trust, Class A3, Series 2022-6, 4.91%, 06/25/67(1)(6)	216,028	213,868
Verus Securitization Trust, Class A1, Series 2022-7, 5.15%, 07/25/67(1)(6)	453,093	451,685
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(6)	314,375	317,247
Visio Trust, Class A1, Series 2019-2, 2.72%, 11/25/54(1)(2)(8)	55,952	55,257
Visio Trust, Class A2, Series 2022-1, 4.50%, 08/25/57(1)(6)	66,429	66,209
Total Residential Mortgage Backed Securities		24,261,227
Total Mortgage Backed Securities
(Cost $63,520,778)		63,542,063

FOREIGN BONDS – 21.6%(9)

Communication Services – 0.7%
Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(1)	680,000	545,683
Altice France SA, 5.50%, 01/15/28 (France)(1)	1,000,000	893,750
Altice France SA, 5.13%, 07/15/29 (France)(1)	200,000	173,686
IHS Holding Ltd., 8.25%, 11/29/31 (Nigeria)(1)	120,000	122,784
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	13,300

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Communication Services (continued)
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32 (Turkey)(1)	$150,000	$155,164
Total Communication Services		1,904,367

Consumer Discretionary – 1.0%
Ashtead Capital, Inc., 5.80%, 04/15/34 (United Kingdom)(1)	540,000	554,776
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (Jersey Island)(1)	165,000	157,501
Flutter Treasury DAC, 5.88%, 06/04/31 (Ireland)(1)	110,000	110,794
Great Canadian Gaming Corp. / Raptor LLC, 8.75%, 11/15/29 (Canada)(1)	265,000	259,672
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Hong Kong)(1)	200,000	190,875
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31 (United Kingdom)(1)	550,000	480,582
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	390,000	394,757
Opal Bidco SAS, 6.50%, 03/31/32 (France)(1)	35,000	35,373
Sodexo, Inc., 5.80%, 08/15/35 (France)(1)	615,000	629,552
Total Consumer Discretionary		2,813,882

Consumer Staples – 0.4%
Froneri Lux FinCo Sarl, 6.00%, 08/01/32 (United Kingdom)(1)	140,000	139,587
Imperial Brands Finance PLC, 5.63%, 07/01/35 (United Kingdom)(1)	645,000	645,972
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (Canada)(1)	185,000	160,811
Kronos Acquisition Holdings, Inc., 10.75%, 06/30/32 (Canada)(1)	220,000	148,074
Total Consumer Staples		1,094,444

Energy – 2.1%
Azule Energy Finance PLC, 8.13%, 01/23/30 (Angola)(1)	125,000	126,022
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 01/24/33 (El Salvador)(1)	111,000	111,877
Constellation Oil Services Holding SA, 9.38%, 11/07/29 (Brazil)(1)	88,000	90,561
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	480,000	367,200
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	128,000	110,799
Enbridge, Inc., 8.50%, (US 5 Year CMT T- Note + 4.43%), 01/15/84 (Canada)(2)	235,000	265,260
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Israel)(1)	78,000	73,040
FS Luxembourg Sarl, 8.88%, 02/12/31 (Brazil)(1)	188,000	194,458
Geopark Ltd., 8.75%, 01/31/30 (Colombia)(1)	171,000	148,454
Security Description	Principal	Value

FOREIGN BONDS (continued)

Energy (continued)
Harbour Energy PLC, 6.33%, 04/01/35 (United Kingdom)(1)	$560,000	$560,727
KazMunayGas National Co. JSC, 6.38%, 10/24/48 (Kazakhstan)(1)	101,000	95,028
Pertamina Persero PT, 6.45%, 05/30/44 (Indonesia)(1)	350,000	366,100
Petroleos de Venezuela SA, 6.00%, 05/16/24 (Venezuela)	2,937,000	411,180
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	215,000	215,480
Petroleos Mexicanos, 5.35%, 02/12/28 (Mexico)	266,000	259,603
Petroleos Mexicanos, 6.84%, 01/23/30 (Mexico)	98,000	96,499
Petroleos Mexicanos, 6.70%, 02/16/32 (Mexico)	288,000	274,320
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	147,000	112,858
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	254,000	214,960
Petronas Capital Ltd., 3.50%, 04/21/30 (Malaysia)(1)	311,000	299,135
Petronas Capital Ltd., 5.85%, 04/03/55 (Malaysia)(1)	333,000	336,089
Qatarenergy, 2.25%, 07/12/31 (Qatar)(1)	279,000	245,797
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, (US 5 Year CMT T- Note + 3.67%), 03/01/55 (Canada)(1)(2)	505,000	525,123
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34 (Canada)(1)	140,000	138,282
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	110,000	108,264
YPF SA, 9.50%, 01/17/31 (Argentina)(1)	112,000	118,587
Total Energy		5,865,703

Financials – 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.95%, (US 5 Year CMT T- Note + 2.72%), 03/10/55 (Ireland)(2)	150,000	157,015
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, (US 5 Year CMT T- Note + 2.44%), 01/31/56 (Ireland)(2)	240,000	243,531
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.00%, 05/21/30 (Luxembourg)(1)	345,000	355,966
Allianz SE, 6.35%, (US 5 Year CMT T- Note + 3.23%), 09/06/53 (Germany)(1)(2)	205,000	216,054

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Financials (continued)
Allianz SE, 5.60%, (US 5 Year CMT T- Note + 2.77%), 09/03/54 (Germany)(1)(2)	$180,000	$181,008
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	195,000	175,758
Banco de Credito del Peru SA, 6.45%, (US 5 Year CMT T- Note + 2.49%), 07/30/35 (Peru)(1)(2)	72,000	74,322
Banco de Credito E Inversiones SA, 8.75%, (US 5 Year CMT T- Note + 4.94%), 08/08/73, perpetual (Chile)(1)(2)(4)	213,000	228,070
Banco Mercantil del Norte SA, 8.38%, (US 5 Year CMT T- Note + 4.07%), 02/20/74, perpetual (Mexico)(1)(2)(4)	119,000	122,064
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)	465,000	528,631
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33 (Mexico)(1)(2)	127,000	122,746
BPCE SA, 7.00%, (SOFR + 2.59%), 10/19/34 (France)(1)(2)	315,000	346,478
BPCE SA, 6.92%, (SOFR + 2.61%), 01/14/46 (France)(1)(2)	70,000	73,260
Brookfield Asset Management Ltd., 5.80%, 04/24/35 (Canada)	680,000	695,882
Deutsche Bank AG/New York NY, 5.40%, (SOFR + 2.05%), 09/11/35 (Germany)(2)	640,000	638,836
Natwest Group PLC, 6.48%, (US 5 Year CMT T- Note + 2.20%), 06/01/34 (United Kingdom)(2)	435,000	454,364
Nippon Life Insurance Co., 6.25%, (US 5 Year CMT T- Note + 2.95%), 09/13/53 (Japan)(1)(2)	200,000	207,473
Nippon Life Insurance Co., 6.50%, (US 5 Year CMT T- Note + 3.19%), 04/30/55 (Japan)(1)(2)	345,000	361,372
Societe Generale SA, 6.07%, (US 1 Year CMT T- Note + 2.10%), 01/19/35 (France)(1)(2)	380,000	392,734
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)	335,000	353,957
UBS Group AG, 4.99%, (US 1 Year CMT T- Note + 2.40%), 08/05/33 (Switzerland)(1)(2)	230,000	229,672
UBS Group AG, 9.25%, (US 5 Year CMT T- Note + 4.76%), 05/13/74, perpetual (Switzerland)(1)(2)(4)	60,000	70,482
Total Financials		6,229,675
Security Description		Principal	Value

FOREIGN BONDS (continued)

Government – 12.3%
Abu Dhabi Government International Bond, 5.00%, 04/30/34 (United Arab Emirates)(1)		$131,000	$136,486
Abu Dhabi Government International Bond, 3.13%, 09/30/49 (United Arab Emirates)(1)		415,000	286,338
Angolan Government International Bond, 8.00%, 11/26/29 (Angola)(1)		231,000	216,254
Angolan Government International Bond, 8.75%, 04/14/32 (Angola)(1)		510,000	465,278
Argentine Republic Government International Bond, 0.75%, 07/09/30 (Argentina)(6)		276,000	212,796
Argentine Republic Government International Bond, 4.13%, 07/09/35 (Argentina)(6)		470,000	311,375
Argentine Republic Government International Bond, 5.00%, 01/09/38 (Argentina)(6)		281,000	196,700
Argentine Republic Government International Bond, 3.50%, 07/09/41 (Argentina)(6)		791,000	483,301
Argentine Republic Government International Bond, 4.13%, 07/09/46 (Argentina)(6)		497,318	317,413
Benin Government International Bond, 7.96%, 02/13/38 (Benin)(1)		244,000	236,964
Bolivian Government International Bond, 4.50%, 03/20/28 (Bolivia)		112,000	85,960
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/31 (Brazil)		3,500,000	539,148
Brazilian Government International Bond, 6.25%, 03/18/31 (Brazil)		85,000	87,677
Brazilian Government International Bond, 6.00%, 10/20/33 (Brazil)		407,000	402,226
Brazilian Government International Bond, 6.63%, 03/15/35 (Brazil)		577,000	581,472
Brazilian Government International Bond, 7.13%, 05/13/54 (Brazil)		213,000	204,906
Chile Government International Bond, 3.25%, 09/21/71 (Chile)		166,000	100,554
Colombia Government International Bond, 7.38%, 04/25/30 (Colombia)		332,000	348,268
Colombia Government International Bond, 8.00%, 11/14/35 (Colombia)		878,000	903,242
Colombia Government International Bond, 7.75%, 11/07/36 (Colombia)		186,000	186,000
Czech Republic Government Bond, Series 138, 1.75%, 06/23/32 (Czech Republic)	CZK	13,500,000	540,645

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
DAE Funding LLC, 3.38%, 03/20/28 (United Arab Emirates)(1)	$331,000	$319,642
Dominican Republic International Bond, 6.95%, 03/15/37 (Dominican Republic)(1)	208,000	213,408
Dominican Republic International Bond, 6.95%, 03/15/37 (Dominican Republic)	399,000	409,374
Eagle Funding Luxco Sarl, 5.50%, 08/17/30 (Mexico)(1)	506,000	509,491
Ecuador Government International Bond, 6.90%, 07/31/30 (Ecuador)(6)	770,045	676,100
Egypt Government International Bond, 8.63%, 02/04/30 (Egypt)(1)	320,000	326,640
Egypt Government International Bond, 5.88%, 02/16/31 (Egypt)(1)	388,000	344,156
Egypt Government International Bond, 8.50%, 01/31/47 (Egypt)(1)	288,000	236,160
Egypt Government International Bond, 8.75%, 09/30/51 (Egypt)(1)	287,000	237,134
El Salvador Government International Bond, 8.63%, 02/28/29 (El Salvador)(1)	113,000	117,689
El Salvador Government International Bond, 9.25%, 04/17/30 (El Salvador)	141,000	149,108
El Salvador Government International Bond, 8.25%, 04/10/32 (El Salvador)(1)	99,000	101,469
El Salvador Government International Bond, 7.65%, 06/15/35 (El Salvador)	308,000	296,142
El Salvador Government International Bond, 7.63%, 02/01/41 (El Salvador)	94,000	85,717
Ethiopia International Bond, 6.63%, 12/11/24 (Ethiopia)(1)(7)	293,000	271,025
Gabon Government International Bond, 9.50%, 02/18/29 (Gabon)	234,000	219,653
Gabon Government International Bond, 7.00%, 11/24/31 (Gabon)(1)	421,000	345,325
Ghana Government International Bond, 5.28%, 07/03/26 (Ghana)10)	3,200	3,096
Ghana Government International Bond, 5.12%, 01/03/30 (Ghana)(10)	9,065	7,569
Ghana Government International Bond, 5.00%, 07/03/35 (Ghana)(6)	514,600	414,768
Guatemala Government Bond, 6.88%, 08/15/55 (Guatemala)(1)	546,000	543,270
Security Description		Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Honduras Government International Bond, 8.63%, 11/27/34 (Honduras)(1)		$91,000	$95,369
Hungary Government International Bond, 6.25%, 09/22/32 (Hungary)(1)		742,000	777,245
Hungary Government International Bond, 5.50%, 06/16/34 (Hungary)(1)		215,000	212,821
Hungary Government International Bond, 6.00%, 09/26/35 (Hungary)(1)		160,000	161,526
Hungary Government International Bond, 5.50%, 03/26/36 (Hungary)(1)		486,000	470,864
Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)		218,000	204,702
Indonesia Government International Bond, 4.75%, 09/10/34 (Indonesia)		304,000	299,668
Indonesia Government International Bond, 4.20%, 10/15/50 (Indonesia)		200,000	162,700
Indonesia Government International Bond, 5.10%, 02/10/54 (Indonesia)		60,000	56,250
Indonesia Government International Bond, 3.20%, 09/23/61 (Indonesia)		68,000	43,163
Ivory Coast Government International Bond, 7.63%, 01/30/33 (Ivory Coast)(1)		56,000	56,238
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)		444,000	411,699
Ivory Coast Government International Bond, 8.08%, 04/01/36 (Ivory Coast)(1)		232,000	229,158
Jordan Government International Bond, 7.50%, 01/13/29 (Jordan)(1)		50,000	51,766
Jordan Government International Bond, 5.85%, 07/07/30 (Jordan)(1)		284,000	277,016
Kyrgyz Republic International Bond, 7.75%, 06/03/30 (Kyrgyzstan)(1)		250,000	251,094
Lebanon Government International Bond, 7.00%, 03/23/32 (Lebanon)(7)		259,000	48,563
Leviathan Bond Ltd., 6.75%, 06/30/30 (Israel)(1)		98,000	97,239
Malaysia Government Bond, Series 0220, 2.63%, 04/15/31 (Malaysia)	MYR	2,460,000	556,756
Mexican Bonos, Series M, 7.75%, 11/13/42 (Mexico)	MXN	13,000,000	567,867
Mexico Government International Bond, 3.50%, 02/12/34 (Mexico)		398,000	334,519

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Mexico Government International Bond, 6.88%, 05/13/37 (Mexico)	$196,000	$203,252
Mexico Government International Bond, 3.75%, 04/19/71 (Mexico)	1,248,000	707,304
Nigeria Government International Bond, 7.38%, 09/28/33 (Nigeria)(1)	261,000	241,425
Nigeria Government International Bond, 10.38%, 12/09/34 (Nigeria)(1)	461,000	495,893
Panama Government International Bond, 7.50%, 03/01/31 (Panama)	293,000	314,828
Panama Government International Bond, 3.87%, 07/23/60 (Panama)	391,000	229,028
Peruvian Government International Bond, 5.38%, 02/08/35 (Peru)	323,000	322,838
Peruvian Government International Bond, 3.60%, 01/15/72 (Peru)	124,000	75,640
Philippine Government International Bond, 5.50%, 02/04/35 (Philippines)	322,000	336,450
Philippine Government International Bond, 4.75%, 03/05/35 (Philippines)	529,000	521,528
Philippine Government International Bond, 3.70%, 03/01/41 (Philippines)	279,000	229,617
Port of Spain, 7.88%, 02/19/40 (Trinidad & Tobago)	100,000	98,394
Qatar Government International Bond, 3.75%, 04/16/30 (Qatar)(1)	133,000	130,434
Republic of Armenia International Bond, 3.60%, 02/02/31 (Armenia)(1)	100,000	87,250
Republic of Cameroon International Bond, 9.50%, 07/31/31 (Cameroon)	712,000	671,459
Republic of Kenya Government International Bond, 9.50%, 03/05/36 (Kenya)(1)	415,000	400,425
Republic of Poland Government International Bond, 4.88%, 10/04/33 (Poland)	182,000	181,272
Republic of Poland Government International Bond, 5.13%, 09/18/34 (Poland)	433,000	435,620
Republic of Poland Government International Bond, 5.38%, 02/12/35 (Poland)	975,000	996,206
Republic of Poland Government International Bond, 5.50%, 04/04/53 (Poland)	65,000	60,970
Security Description		Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/48 (South Africa)	ZAR	12,000,000	$546,717
Republic of South Africa Government International Bond, 7.10%, 11/19/36 (South Africa)(1)		$384,000	382,080
Republic of South Africa Government International Bond, Series 30Y, 5.65%, 09/27/47 (South Africa)		700,000	528,346
Republic of Uzbekistan International Bond, 6.90%, 02/28/32 (Uzbekistan)(1)		328,000	340,316
Romanian Government International Bond, 6.38%, 01/30/34 (Romania)(1)		328,000	328,164
Romanian Government International Bond, 5.75%, 03/24/35 (Romania)(1)		556,000	528,168
Romanian Government International Bond, 6.63%, 05/16/36 (Romania)(1)		478,000	479,314
Saudi Government International Bond, 4.88%, 07/18/33 (Saudi Arabia)(1)		386,000	387,208
Saudi Government International Bond, 5.63%, 01/13/35 (Saudi Arabia)(1)		976,000	1,021,184
Saudi Government International Bond, 5.63%, 01/13/35 (Saudi Arabia)		395,000	413,287
Senegal Government International Bond, 7.75%, 06/10/31 (Senegal)		200,000	164,155
Senegal Government International Bond, 6.25%, 05/23/33 (Senegal)(1)		186,000	139,210
Serbia International Bond, 6.50%, 09/26/33 (Serbia)(1)		226,000	239,872
Sri Lanka Government International Bond, 4.00%, 04/15/28 (Sri Lanka)(1)		28,073	26,739
Sri Lanka Government International Bond, 3.10%, 01/15/30 (Sri Lanka)(1)(6)		58,040	52,497
Sri Lanka Government International Bond, 3.35%, 03/15/33 (Sri Lanka)(1)(6)		58,925	48,355
Sri Lanka Government International Bond, 3.60%, 06/15/35 (Sri Lanka)(1)(6)		327,787	233,753
Sri Lanka Government International Bond, 3.60%, 02/15/38 (Sri Lanka)(1)(6)		55,250	46,375
Trinidad & Tobago Government International Bond, 5.95%, 01/14/31 (Trinidad & Tobago)(1)		95,000	94,406

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad & Tobago)	$197,000	$192,223
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34 (Trinidad & Tobago)(1)	45,000	43,909
Turkey Government International Bond, 7.63%, 04/26/29 (Turkey)	150,000	157,800
Turkiye Government International Bond, 7.25%, 05/29/32 (Turkey)	105,000	107,074
Turkiye Government International Bond, 7.63%, 05/15/34 (Turkey)	666,000	690,975
Turkiye Government International Bond, 6.50%, 01/03/35 (Turkey)	731,000	701,395
Turkiye Government International Bond, 6.63%, 02/17/45 (Turkey)	214,000	185,699
UAE International Government Bond, 4.95%, 07/07/52 (United Arab Emirates)(1)	145,000	134,560
Ukraine Government International Bond, 4.50%, 02/01/29 (Ukraine)(6)	14,422	8,870
Ukraine Government International Bond, 4.50%, 02/01/29 (Ukraine)(1)(6)	14,422	8,870
Ukraine Government International Bond, 16.34%, 02/01/30 (Ukraine)(6)	2,626	1,254
Ukraine Government International Bond, 16.34%, 02/01/30 (Ukraine)(1)(6)	2,626	1,254
Ukraine Government International Bond, 12.84%, 02/01/34 (Ukraine)(6)	9,813	3,753
Ukraine Government International Bond, 4.50%, 02/01/34 (Ukraine)(1)(6)	129,000	67,065
Ukraine Government International Bond, 1.75%, 02/01/35 (Ukraine)(6)	507,000	242,093
Ukraine Government International Bond, 8.84%, 02/01/35 (Ukraine)(6)	8,292	3,959
Ukraine Government International Bond, 4.50%, 02/01/35 (Ukraine)(1)(6)	119,825	62,009
Ukraine Government International Bond, 4.50%, 02/01/35 (Ukraine)(6)	122,825	63,562
Ukraine Government International Bond, 8.21%, 02/01/36 (Ukraine)(1)(6)	6,910	3,300
Ukraine Government International Bond, 4.50%, 02/01/36 (Ukraine)(1)(6)	4,403	2,246
Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Ukraine Government International Bond, 4.50%, 02/01/36 (Ukraine)(6)	$2,403	$1,226
Uruguay Government International Bond, 5.10%, 06/18/50 (Uruguay)	799,000	734,680
Uruguay Government International Bond, 4.98%, 04/20/55 (Uruguay)	77,000	67,914
Venezuela Government International Bond, 9.38%, 01/13/34 (Venezuela)(7)	702,000	183,131
Zambia Government International Bond, 5.28%, 12/31/53 (Zambia)(1)	313,000	229,291
Total Government		34,674,253

Health Care – 0.5%
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Germany)(1)	201,000	195,286
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	490,000	472,443
Smith & Nephew PLC, 5.40%, 03/20/34 (United Kingdom)	595,000	604,063
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	32,000	31,360
Total Health Care		1,303,152

Industrials – 1.0%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29 (India)(1)	220,000	209,321
Avolon Holdings Funding Ltd., 5.75%, 11/15/29 (Ireland)(1)	355,000	365,836
British Airways Pass-Through Trust, Class A, Series 2021-1, 2.90%, 03/15/35 (United Kingdom)(1)	282,613	256,212
Cimpress PLC, 7.38%, 09/15/32 (Ireland)(1)	590,000	577,451
DP World PLC, 6.85%, 07/02/37 (United Arab Emirates)(1)	92,000	102,537
Garda World Security Corp., 8.38%, 11/15/32 (Canada)(1)	245,000	252,596
Limak Yenilenebilir Enerji As, 9.63%, 08/12/30 (Turkey)(1)	100,000	100,000
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (Ireland)(1)	170,000	178,277
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	490,000	502,722
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	105,000	108,568
Total Industrials		2,653,520

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Information Technology – 0.1%
ION Trading Technologies Sarl, 9.50%, 05/30/29 (Luxembourg)(1)	$375,000	$390,463

Materials – 0.9%
Capstone Copper Corp., 6.75%, 03/31/33 (Canada)(1)	275,000	280,451
Corp. Nacional del Cobre de Chile, 5.95%, 01/08/34 (Chile)(1)	82,000	84,042
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (Chile)	330,000	347,036
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	100,000	101,328
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	345,000	351,717
Maxam Prill Sarl, 7.75%, 07/15/30 (Luxembourg)(1)	240,000	234,881
OCP SA, 6.88%, 04/25/44 (Morocco)(1)	194,000	190,362
OCP SA, 7.50%, 05/02/54 (Morocco)(1)	136,000	138,040
Samarco Mineracao SA, 9.50%, 06/30/31, (9.5% PIK) (Brazil)(1)(3)	97,295	96,444
Smurfit Kappa Treasury Ulc, 5.44%, 04/03/34 (Ireland)	425,000	433,935
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	150,000	156,808
Trivium Packaging Finance BV, 8.25%, 07/15/30 (Netherlands)(1)	35,000	36,878
Trivium Packaging Finance BV, 12.25%, 01/15/31 (Netherlands)(1)	165,000	173,392
Total Materials		2,625,314

Utilities – 0.4%
Capital Power US Holdings, Inc., 6.19%, 06/01/35 (Canada)(1)	415,000	427,231
Electricite de France SA, 6.90%, 05/23/53 (France)(1)	235,000	252,205
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	228,422
ENEL Finance International NV, 5.50%, 06/26/34 (Italy)(1)	110,000	111,719
Eskom Holdings SOC Ltd., 8.45%, 08/10/28 (South Africa)(1)	188,000	199,127
Total Utilities		1,218,704

Total Foreign Bonds
(Cost $59,534,433)		60,773,477

TERM LOANS – 11.1%
Aerospace – 0.5%
AAdvantage Loyalty IP Ltd., 0.00%, (SOFR + 0.00%), 04/20/28(11)	423,938	422,772
Arcline FM Holdings LLC, 7.58%, (3-Month SOFR + 3.50%), 06/24/30(2)	246,170	248,094
Security Description	Principal	Value

TERM LOANS (continued)

Aerospace (continued)
Goat Holdco LLC, 7.36%, (1-Month SOFR + 3.00%), 01/27/32(2)	$239,400	$239,998
Peraton Corp., 8.21%, (1-Month SOFR + 3.85%), 02/01/28(2)	214,947	191,890
Rand Parent LLC, 0.00%, (SOFR + 0.00%), 03/18/30(11)	150,000	148,765
TransDigm, Inc., 6.80%, (3-Month SOFR + 2.50%), 01/19/32(2)	178,650	179,364
Total Aerospace		1,430,883

Chemicals – 0.3%
INEOS US Finance LLC, 7.61%, (1-Month SOFR + 3.25%), 02/18/30(2)	114,138	106,326
Lummus Technology Holdings V LLC, 7.36%, (1-Month SOFR + 3.00%), 12/31/29(2)	142,916	143,388
Nouryon Finance BV, 7.51%, (1-Month SOFR + 3.25%), 04/03/28(2)	299,348	299,817
WR Grace Holdings LLC, 7.55%, (3-Month SOFR + %), 09/22/28(2)	269,302	269,891
Total Chemicals		819,422

Consumer Durables – 0.1%
White Cap Supply Holdings LLC, 7.58%, (1-Month SOFR + 3.25%), 10/19/29(2)	179,100	179,065

Consumer Non-Durables – 0.1%
AI Aqua Merger Sub, Inc., 7.32%, (1-Month SOFR + 3.00%), 07/31/28(2)	223,588	223,733
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 8.30%, (3-Month SOFR + 4.00%), 07/08/31(2)	87,327	74,810
Total Consumer Non-Durables		298,543

Consumer, Cyclical – 0.1%
Beach Acquisition Bidco LLC, 0.00%, (SOFR + 0.00%), 06/25/32(11)	110,000	110,825
Boots Group Finco LP, 0.00%, (SOFR + 0.00%), 07/22/32(11)	110,000	110,069
Total Consumer, Cyclical		220,894

Energy – 0.5%
Centuri Group, Inc., 6.61%, (1-Month SOFR + 0.00%), 07/01/32(2)	45,000	45,162
CVR CHC LP, 8.30%, (3-Month SOFR + 4.00%), 12/30/27(2)	333,906	334,670
Epic Crude Services LP, 6.83%, (3-Month SOFR + 0.00%), 10/15/31(2)	158,242	159,301
Freeport LNG Investments LLLP, 7.58%, (3-Month SOFR + 3.25%), 12/21/28(2)	254,080	254,822
Kestrel Acquisition LLC, 7.80%, (3-Month SOFR + 3.50%), 11/06/31(2)	245,398	246,344
M6 ETX Holdings II Midco. LLC, 7.36%, (1-Month SOFR + 3.00%), 03/25/32(2)	185,000	186,445
Traverse Midstream Partners LLC, 7.31%, (3-Month SOFR + 3.00%), 02/16/28(2)	98,688	99,181
Total Energy		1,325,925

Financials – 1.1%
Acrisure LLC, 7.36%, (1-Month SOFR + 3.00%), 11/06/30(2)	232,855	233,182

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Financials (continued)
Alera Group, Inc., 7.61%, (1-Month SOFR + %), 05/30/32(2)	$125,000	$125,696
Alera Group, Inc., 9.86%, (1-Month SOFR + %), 05/20/33(2)	175,000	182,000
Ardonagh Group Finco Pty Ltd., 6.95%, (3-Month SOFR + 2.75%), 02/15/31(2)	115,855	115,783
Ardonagh Group Finco Pty Ltd., 6.95%, (3-Month SOFR + 2.75%), 02/15/31(2)	98,608	98,547
Asurion LLC, 7.72%, (1-Month SOFR + 3.36%), 07/31/27(2)	498,698	499,187
BroadStreet Partners, Inc., 0.00%, (SOFR + 0.00%), 06/13/31(11)	75,000	75,140
BroadStreet Partners, Inc., 7.36%, (1-Month SOFR + 3.00%), 06/13/31(2)	282,857	283,386
Dynamo US Bidco, Inc., 7.83%, (1-Month SOFR + 3.50%), 10/01/31(2)	69,475	69,888
Focus Financial Partner, 0.00%, (SOFR + 0.00%), 09/15/31(11)	259,386	259,844
Fugue Finance LLC, 7.10%, (1-Month SOFR + %), 01/09/32(2)	174,800	175,720
Lannett Co., Inc., 2.00%, (3-Month SOFR + 2.00%), 06/16/30(2)(5)	1,502	450
NorthAB LLC, 0.00%, (SOFR + 0.00%), 11/24/28(11)	195,000	193,314
PEX Holdings LLC, 6.97%, (3-Month SOFR + 2.75%), 11/20/31(2)	234,413	235,242
Trucordia Insurance Holdings LLC, 7.61%, (1-Month SOFR + %), 06/17/32(2)	170,000	171,222
Truist Insurance Holdings LLC, 7.05%, (3-Month SOFR + %), 05/06/31(2)	265,000	265,607
Total Financials		2,984,208

Food/Tobacco – 0.3%
Aspire Bakeries Holdings LLC, 7.85%, (1-Month SOFR + %), 12/23/30(2)	203,970	206,074
Dechra Finance US LLC, 7.45%, (6-Month SOFR + 3.25%), 01/27/32(2)	229,425	230,486
Del Monte Foods Corp II, Inc., 13.94%, (1-Month SOFR + %), 04/02/26(2)	14,080	9,856
Del Monte Foods Corp II, Inc., 13.94%, (1-Month SOFR + %), 01/02/40(2)(5)	9,735	9,005
Del Monte Foods, Inc., 8.71%, (3-Month SOFR + 4.40%), 08/02/28(2)(5)	4,389	516
Del Monte Foods, Inc., 8.72%, (3-Month SOFR + 4.40%), 08/02/28(2)(5)	27,045	3,178
Del Monte Foods, Inc., 9.21%, (3-Month SOFR + 4.90%), 08/02/28(2)	72,377	3,257
Del Monte Foods, Inc., 12.47%, (3-Month SOFR + 8.15%), 08/02/28(2)(5)	22,912	10,358
Red SPV LLC, 6.59%, (1-Month SOFR + 2.25%), 03/15/32(2)	235,000	235,587
Sigma Bidco BV, 8.12%, (3-Month SOFR + 3.75%), 01/03/28(2)	253,172	253,885
Total Food/Tobacco		962,202

Forest Prod/Containers – 0.4%
Clydesdale Acquisition Holdings, Inc., 7.53%, (1-Month SOFR + 3.18%), 04/13/29(2)	285,000	285,212
Kloeckner Pentaplast of America, Inc., 9.23%, (6-Month SOFR + 4.98%), 02/12/26(2)	289,005	266,038
Security Description	Principal	Value

TERM LOANS (continued)

Forest Prod/Containers (continued)
Mauser Packaging Solutions Holding Co., 7.32%, (1-Month SOFR + 3.00%), 04/15/27(2)	$242,209	$242,577
TricorBraun Holdings, Inc., 7.72%, (1-Month SOFR + 3.36%), 03/03/28(2)	239,785	240,082
Total Forest Prod/Containers		1,033,909

Gaming/Leisure – 0.4%
Catawba Nation Gaming Authority, 9.05%, (3-Month SOFR + 4.75%), 03/28/32(2)	160,000	163,400
ECL Entertainment LLC, 0.00%, (SOFR + 0.00%), 08/31/30(11)	139,647	140,607
Entain, 0.00%, (SOFR + 0.00%), 07/30/32(11)	85,000	85,146
Entain Holdings Gibraltar Ltd., 7.02%, (3-Month SOFR + 2.75%), 10/31/29(2)	94,050	94,325
Great Canadian Gaming Corp., 9.07%, (3-Month SOFR + 4.75%), 11/01/29(2)	73,423	71,817
J&J Ventures Gaming LLC, 7.86%, (1-Month SOFR + 3.50%), 04/26/30(2)	233,716	232,146
Motion Finco Sarl, 7.80%, (3-Month SOFR + 3.50%), 11/12/29(2)	153,270	141,310
Ontario Gaming GTA LP, 8.55%, (3-Month SOFR + 4.25%), 08/01/30(2)	252,921	251,972
Scientific Games Holdings LP, 7.29%, (3-Month SOFR + 3.00%), 04/04/29(2)	107,055	107,132
Total Gaming/Leisure		1,287,855

Health Care – 1.1%
Agiliti Health, Inc., 7.22%, (6-Month SOFR + 3.00%), 05/01/30(2)	152,059	147,878
Agiliti Health, Inc., 7.29%, (3-Month SOFR + 3.00%), 05/01/30(2)	79,933	77,735
Amneal Pharmaceuticals LLC, 0.00%, (SOFR + 0.00%), 07/23/32(11)	170,000	170,389
Bausch & Lomb Corp., 8.36%, (1-Month SOFR + 4.00%), 09/29/28(2)	44,213	44,286
CHG Healthcare Services, Inc., 7.33%, (3-Month SOFR + 3.00%), 09/29/28(2)	57,357	57,402
Endo Finance Holdings, Inc., 8.36%, (1-Month SOFR + 4.00%), 04/23/31(2)	29,775	29,883
Financiere Mendel SASU, 7.05%, (3-Month SOFR + %), 11/08/30(2)	54,725	54,982
Gainwell Acquisition Corp., 8.40%, (3-Month SOFR + 4.10%), 10/01/27(2)	266,312	263,067
Global Medical Response, Inc, 9.08%, (3-Month SOFR + 5.50%), 10/31/28(2)	154,377	154,752
Grifols Worldwide Operations USA, Inc., 6.48%, (3-Month SOFR + 2.15%), 11/15/27(2)	500,000	499,765
LifePoint Health, Inc., 7.82%, (3-Month SOFR + 3.50%), 05/16/31(2)	24,813	24,728
LifePoint Health, Inc., 8.07%, (3-Month SOFR + 3.75%), 05/16/31(2)	238,585	238,511
Medline Borrower LP, 6.61%, (1-Month SOFR + 2.25%), 10/23/28(2)	144,418	144,709
ModivCare, Inc, 9.05%, (3-Month SOFR + 4.75%), 07/01/31(2)	59,401	38,116
One Call Corp., 10.08%, (3-Month SOFR + 5.76%), 04/22/27(2)	227,629	225,922
Southern Veterinary Partners LLC, 6.82%, (3-Month SOFR + %), 12/04/31(2)	273,501	273,886

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Health Care (continued)
Star Parent, Inc., 8.30%, (3-Month SOFR + 4.00%), 09/27/30(2)	$178,246	$176,501
Upstream Newco, Inc., 8.82%, (3-Month SOFR + 4.51%), 11/20/26(2)	21,600	17,056
VetStrategy Canada Holdings, Inc., 8.05%, (3-Month SOFR + %), 12/12/28(2)	104,471	105,156
Viant Medical Holdings, Inc., 0.00%, (SOFR + 0.00%), 10/29/31(11)	290,000	290,183
Total Health Care		3,034,907

Housing – 0.3%
Chariot Buyer LLC, 7.71%, (1-Month SOFR + 3.25%), 11/03/28(2)	268,494	268,934
Chariot Buyer LLC, 0.00%, (SOFR + 0.00%), 09/08/32(11)	50,000	50,041
Cornerstone Building Brands, Inc., 7.69%, (1-Month SOFR + 3.25%), 04/12/28(2)	103,647	95,060
Cornerstone Building Brands, Inc., 8.84%, (1-Month SOFR + 4.50%), 05/15/31(2)	79,400	68,946
Hunter Douglas, Inc., 7.55%, (3-Month SOFR + 3.25%), 01/17/32(2)	85,146	85,306
LBM Acquisition LLC, 8.19%, (1-Month SOFR + 3.85%), 06/06/31(2)	178,200	166,980
Total Housing		735,267

Industrials – 0.2%
Alix Partner LLP, 0.00%, (SOFR + 0.00%), 07/30/32(11)	260,000	259,350
DG Investment Intermediate Holdings 2, Inc., 8.09%, (1-Month SOFR + %), 07/02/32(2)	218,016	218,902
Total Industrials		478,252

Information Technology – 1.6%
Applied Systems, Inc., 0.00%, (SOFR + 0.00%), 02/24/31(11)	515,000	516,038
Applied Systems, Inc., 6.80%, (3-Month SOFR + 2.75%), 02/24/31(2)	97,068	97,264
Applied Systems, Inc., 8.80%, (3-Month SOFR + 4.50%), 02/23/32(2)	10,000	10,294
Boxer Parent Co., Inc., 7.33%, (3-Month SOFR + 3.00%), 07/30/31(2)	274,213	274,534
Central Parent LLC, 7.55%, (3-Month SOFR + 3.25%), 07/06/29(2)	255,992	209,273
Cloud Software Group, Inc., 8.05%, (3-Month SOFR + 3.75%), 03/24/31(2)	199,000	199,939
ConnectWise LLC, 8.06%, (3-Month SOFR + 3.76%), 09/29/28(2)	132,626	133,254
Cotiviti, Inc., 7.08%, (1-Month SOFR + 2.75%), 05/01/31(2)	303,061	302,652
Delivery Hero Finco LLC, 9.30%, (3-Month SOFR + 5.00%), 12/12/29(2)	177,750	179,509
ECL Entertainment LLC, 7.86%, (1-Month SOFR + 3.50%), 08/31/30(2)	78,903	79,445
Ellucian Holding, Inc., 7.11%, (1-Month SOFR + %), 10/09/29(2)	156,550	156,942
Hamilton Projects Acquiror LLC, 6.86%, (1-Month SOFR + %), 05/30/31(2)	148,425	149,051
Icon Parent, Inc, 7.21%, (6-Month SOFR + 3.00%), 11/13/31(2)	159,600	160,223

Security Description	Principal	Value

TERM LOANS (continued)

Information Technology (continued)
Icon Parent, Inc, 9.21%, (6-Month SOFR + 5.00%), 11/12/32(2)	$70,000	$71,137
Indicor LLC, 7.05%, (3-Month SOFR + 2.75%), 11/22/29(2)	342,063	343,079
ION Trading Technologies Sarl, 7.80%, (3-Month SOFR + 3.50%), 04/01/28(2)	204,025	204,168
Javelin Buyer, Inc., 7.33%, (3-Month SOFR + 3.25%), 12/06/31(2)	234,413	234,321
Lsf12 Crown US Commercial Bidco, LLC, 7.86%, (1-Month SOFR + %), 12/02/31(2)	260,000	261,897
Project Ruby Ultimate Parent Corp., 7.22%, (1-Month SOFR + %), 03/10/28(2)	122,642	122,948
Proofpoint, Inc, 0.00%, (SOFR + 0.00%), 08/31/28(11)	45,000	45,127
Proofpoint, Inc, 7.36%, (1-Month SOFR + 3.00%), 08/31/28(2)	217,752	218,365
Radiology Partners, Inc., 8.80%, (3-Month SOFR + %), 06/25/32(2)	255,000	255,857
Rocket Software, Inc., 8.11%, (1-Month SOFR + %), 11/28/28(2)	187,852	188,542
UKG, Inc., 7.32%, (3-Month SOFR + 3.00%), 02/10/31(2)	166,763	166,935
Total Information Technology		4,580,794

Manufacturing – 0.5%
CPM Holdings, Inc, 8.83%, (1-Month SOFR + 4.50%), 09/28/28(2)	231,191	227,744
Cube A&D Buyer, Inc., 7.58%, (3-Month SOFR + 3.50%), 10/17/31(2)	169,575	170,609
Gloves Buyer, Inc., 8.36%, (1-Month SOFR + %), 05/21/32(2)	155,000	152,132
Husky Injection Molding Systems Ltd., 8.67%, (3-Month SOFR + %), 02/15/29(2)	76,996	77,106
Husky Injection Molding Systems Ltd., 8.80%, (3-Month SOFR + 4.50%), 02/15/29(2)	76,996	77,106
Madison IAQ LLC, 6.70%, (6-Month SOFR + 2.50%), 06/21/28(2)	379,016	379,684
Magnera Corp., 8.58%, (3-Month SOFR + 4.25%), 11/04/31(2)	273,625	272,428
TK Elevator Midco Gmbh, 7.20%, (3-Month SOFR + %), 04/30/30(2)	209,475	210,863
Total Manufacturing		1,567,672

Media/Telecom - Broadcasting – 0.3%
CMG Media Corp., 7.90%, (3-Month SOFR + 3.60%), 06/18/29(2)	234,495	229,570
Creative Artists Agency LLC, 6.86%, (1-Month SOFR + %), 10/01/31(2)	233,875	234,387
Gray Television, Inc., 7.44%, (1-Month SOFR + 3.00%), 12/01/28(2)	183,578	183,630
Univision Communications, Inc., 7.97%, (1-Month SOFR + 3.61%), 01/31/29(2)	227,499	227,074
Total Media/Telecom - Broadcasting		874,661

Media/Telecom - Cable/Wireless Video – 0.5%
Cogeco Communications USA II LP, 7.61%, (1-Month SOFR + 3.25%), 09/18/30(2)	222,546	222,328
CSC Holdings LLC, 8.84%, (1-Month SOFR + 4.50%), 01/18/28(2)	236,383	236,090
Eagle Broadband Investments LLC, 7.56%, (3-Month SOFR + 3.26%), 11/12/27(2)	365,487	363,431

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Media/Telecom - Cable/Wireless Video (continued)
Level 3 Financing, Inc., 8.61%, (1-Month SOFR + %), 03/27/32(2)	$215,000	$217,234
Virgin Media Bristol LLC, 6.96%, (1-Month SOFR + 2.61%), 01/31/28(2)	297,138	294,044
Total Media/Telecom - Cable/Wireless Video		1,333,127

Media/Telecom - Diversified Media – 0.4%
Century DE Buyer LLC, 7.81%, (3-Month SOFR + 3.50%), 10/30/30(2)	220,681	221,413
Directv Financing LLC, 9.82%, (3-Month SOFR + 5.51%), 08/02/29(2)	276,507	274,739
EOC Borrower LLC, 7.36%, (1-Month SOFR + 3.00%), 03/24/32(2)	285,000	286,024
McGraw-Hill Education, Inc., 7.61%, (1-Month SOFR + 3.25%), 08/06/31(2)	31,746	31,857
MH Sub I LLC, 8.61%, (1-Month SOFR + 4.25%), 05/03/28(2)	43,070	41,189
Neptune Bidco US, Inc., 9.43%, (3-Month SOFR + 5.10%), 04/11/29(2)	245,382	236,371
Total Media/Telecom - Diversified Media		1,091,593

Media/Telecom - Telecommunications – 0.1%
Altice France SA, 9.25%, (6-Month SOFR + 1.75%), 08/26/25(2)	242,310	219,290
Altice France SA, 10.19%, (3-Month SOFR + 2.69%), 01/31/26(2)	48,172	43,928
Total Media/Telecom - Telecommunications		263,218

Media/Telecom - Wireless Communications – 0.1%
Viasat, Inc., 8.97%, (1-Month SOFR + 4.61%), 03/02/29(2)	217,254	214,945

Retail – 0.3%
CNT Holdings I Corp., 6.56%, (3-Month SOFR + 2.50%), 11/08/32(2)	264,064	264,856
Harbor Freight Tools USA, Inc, 6.61%, (1-Month SOFR + 2.50%), 06/11/31(2)	221,730	217,283
Petco Health & Wellness Co., Inc., 7.81%, (3-Month SOFR + 3.51%), 03/03/28(2)	270,000	252,974
QXO Building Products, Inc., 7.30%, (3-Month SOFR + %), 04/30/32(2)	17,000	17,167
Total Retail		752,280

Service – 1.4%
Acuren Delaware Holdco., Inc., 0.00%, (SOFR + 0.00%), 07/30/31(11)	45,000	45,148
Acuren Delaware Holdco., Inc., 7.11%, (1-Month SOFR + 2.75%), 07/30/31(2)	29,775	29,873
Aggreko Holdings, Inc., 7.32%, (2-Month SOFR + %), 05/21/31(2)	363,902	366,222
Allied Universal Holdco LLC, 8.21%, (1-Month SOFR + 3.85%), 05/12/28(2)	238,066	238,853
Ascend Learning LLC, 7.36%, (1-Month SOFR + 3.00%), 12/11/28(2)	182,932	183,226
Bifm CA Buyer, Inc., 8.11%, (1-Month SOFR + 3.75%), 05/31/28(2)	124,226	124,925
Ensemble RCM LLC, 7.31%, (3-Month SOFR + 3.00%), 08/01/29(2)	98,997	99,568
Garda World Security Corp., 7.34%, (1-Month SOFR + 3.00%), 02/01/29(2)	222,875	223,171
Security Description	Principal	Value

TERM LOANS (continued)

Service (continued)
Grant Thornton Advisors Holdings LLC, 6.86%, (1-Month SOFR + 2.75%), 06/02/31(2)	$298,313	$298,900
KUEHG Corp., 7.54%, (3-Month SOFR + %), 06/12/30(2)	83,211	83,393
Lernen US Finco LLC, 0.00%, (SOFR + 0.00%), 10/27/31(11)	205,000	206,622
Lernen US Finco LLC, 7.83%, (1-Month SOFR + %), 10/27/31(2)	154,226	155,447
Madison Safety & Flow LLC, 7.11%, (1-Month SOFR + 2.75%), 09/26/31(2)	143,913	144,722
NorthAB LLC, 6.80%, (3-Month SOFR + 2.50%), 11/24/28(2)	236,752	234,705
OMNIA Partners LLC, 6.81%, (3-Month SOFR + 2.75%), 07/25/30(2)	79,400	79,662
Sazerac Company, Inc., 6.84%, (1-Month SOFR + %), 06/26/32(2)	195,000	195,914
Spin Holdco, Inc., 8.58%, (3-Month SOFR + 4.26%), 03/04/28(2)	325,825	288,966
TMF Sapphire Bidco BV, 7.03%, (3-Month SOFR + 2.75%), 05/03/28(2)	352,878	355,083
Trugreen Limited Partnership, 8.46%, (1-Month SOFR + 4.10%), 11/02/27(2)	237,571	229,553
WCG Intermediate Corp., 7.36%, (1-Month SOFR + 3.00%), 02/25/32(2)	125,000	125,254
Win Waste Innovations Holdings, Inc., 7.22%, (1-Month SOFR + 2.86%), 03/24/28(2)	361,272	361,638
Total Service		4,070,845

Transportation - Automotive – 0.4%
Belron Finance 2019 LLC, 7.05%, (3-Month SOFR + 2.75%), 10/16/31(2)	332,488	334,441
Clarios Global LP, 7.11%, (1-Month SOFR + 2.75%), 01/28/32(2)	225,000	225,327
First Brands Group LLC, 9.57%, (3-Month SOFR + 5.26%), 03/30/27(2)	246,810	242,234
Mavis Tire Express Services Topco Corp., 7.33%, (3-Month SOFR + %), 05/04/28(2)	204,488	204,977
PAI Holdco, Inc., 8.32%, (3-Month SOFR + 4.54%), 10/28/27(2)	137,059	110,818
Wand NewCo 3, Inc., 6.86%, (1-Month SOFR + 2.50%), 01/30/31(2)	147,823	147,684
Total Transportation - Automotive		1,265,481

Utilities – 0.1%
Lightstone Holdco LLC, 10.11%, (1-Month SOFR + 5.75%), 01/29/27(2)	205,748	206,069
Lightstone Holdco LLC, 10.11%, (1-Month SOFR + 5.75%), 01/29/27(2)	11,638	11,657
WEC US Holdings, Inc., 6.58%, (1-Month SOFR + 2.25%), 01/27/31(2)	153,835	154,117
Total Utilities		371,843
Total Term Loans
(Cost $31,330,452)		31,177,791

ASSET BACKED SECURITIES – 10.6%
ACHV ABS Trust, Class A, Series 2024-1PL, 5.90%, 04/25/31(1)	48,622	49,005
ACM Auto Trust, Class A, Series 2024-2A, 6.06%, 02/20/29(1)	190,603	191,018
ACM Auto Trust, Class A, Series 2025-2A, 5.55%, 06/20/28(1)	531,933	532,533

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	$125,000	$125,243
Affirm Asset Securitization Trust, Class A, Series 2024-B, 4.62%, 09/15/29(1)	255,000	254,921
American Credit Acceptance Receivables Trust, Class C, Series 2024-1, 5.63%, 01/14/30(1)	135,000	135,347
American Credit Acceptance Receivables Trust, Class C, Series 2024-4, 4.91%, 08/12/31(1)	535,000	535,211
American Credit Acceptance Receivables Trust, Class D, Series 2022-1, 2.46%, 03/13/28(1)	10,856	10,845
Applebee's Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	549,000	555,646
Aqua Finance Issuer Trust, Class A, Series 2025-A, 5.25%, 12/19/50(1)	513,360	516,689
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	520,000	519,943
Arivo Acceptance Auto Loan Receivables Trust, Class A2, Series 2025-1A, 4.92%, 05/15/29(1)	800,000	800,237
Arivo Acceptance Auto Loan Receivables Trust, Class B, Series 2024-1A, 6.87%, 06/17/30(1)	228,000	232,936
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	360,000	367,130
Auxilior Term Funding, Class D, Series 2023-1A, 7.27%, 12/16/30(1)	90,000	92,801
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2022-5A, 6.24%, 04/20/27(1)	160,000	160,381
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2024-2A, 7.43%, 10/20/28(1)	614,000	620,842
Bhg Securitization Trust, Class A, Series 2024-1CON, 5.81%, 04/17/35(1)	74,337	75,532
Bojangles Issuer LLC, Class A2, Series 2024-1A, 6.58%, 11/20/54(1)	460,000	467,603
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2025-1, 5.15%, 12/17/29	520,000	521,443
Business Jet Securities LLC, Class A, Series 2024-2A, 5.36%, 09/15/39(1)	330,555	329,931
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	200,000	201,934
Credit Acceptance Auto Loan Trust, Class A, Series 2024-1A, 5.68%, 03/15/34(1)	162,000	163,573
Dext ABS LLC, Class A2, Series 2023-1, 5.99%, 03/15/32(1)	36,332	36,444
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	300,000	303,043
DT Auto Owner Trust, Class D, Series 2023-1A, 6.44%, 11/15/28(1)	155,000	157,483
Encina Equipment Finance LLC, Class B, Series 2022-1A, 6.63%, 01/16/29(1)	60,636	60,599
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	385,000	384,081
Exeter Automobile Receivables Trust, Class C, Series 2024-2A, 5.74%, 05/15/29	263,000	265,613
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	$48,000	$42,714
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	33,828	34,093
Finbe USA Trust, Class B, Series 2025-1A, 6.60%, 12/16/30(1)	675,000	678,283
First Help Financial LLC, Class C, Series 2024-3A, 5.43%, 03/17/31(1)	570,000	566,120
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	699,713	720,525
Flagship Credit Auto Trust, Class D, Series 2023-1, 6.46%, 05/15/29(1)	510,000	511,747
Foundation Finance Trust, Class A, Series 2024-2A, 4.60%, 03/15/50(1)	268,713	267,325
GLS Auto Receivables Issuer Trust, Class C, Series 2024-2A, 6.03%, 02/15/30(1)	245,000	249,645
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	65,000	65,488
GLS Auto Receivables Issuer Trust, Class D, Series 2025-1A, 5.61%, 11/15/30(1)	600,000	608,053
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	425,000	435,651
Hardee's Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	227,125	234,376
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	240,142	243,637
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	485,202	491,827
Jersey Mike's Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	538,650	545,048
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	55,000	54,821
LAD Auto Receivables Trust, Class D, Series 2023-2A, 6.30%, 02/15/31(1)	135,000	137,705
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	50,731	51,524
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	179,586	180,981
Lendbuzz Securitization Trust, Class B, Series 2024-3A, 5.03%, 11/15/30(1)	437,000	437,763
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	360,000	356,520
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	15,773	15,782
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	525,000	528,550
Metronet Infrastructure Issuer LLC, Class A2, Series 2025-2A, 5.40%, 08/20/55(1)	560,000	559,953
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(1)	835,000	843,890
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	29,357	29,359
Mpower Education Trust, Class A, Series 2025-A, 6.62%, 07/21/42(1)	467,362	476,713
MVW LLC, Class A, Series 2024-1A, 5.32%, 02/20/43(1)	145,507	147,757
MVW LLC, Class B, Series 2021-1WA, 1.44%, 01/22/41(1)	312,103	297,907
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	355,000	354,887
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	192,699	194,124

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	$380,000	$380,990
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	270,000	275,706
Planet Fitness Master Issuer LLC, Class A2I, Series 2024-1A, 5.77%, 06/05/54(1)	565,725	572,443
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	114,851	117,374
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	180,000	181,234
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(8)	682,497	692,466
RCKT Mortgage Trust, Class A1A, Series 2024-CES3, 6.59%, 05/25/44(1)(2)(8)	387,920	392,712
RCKT Trust, Class C, Series 2025-1A, 5.16%, 07/25/34(1)	840,000	840,735
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	160,000	161,435
Reach ABS Trust, Class B, Series 2024-2A, 7.25%, 07/15/31(1)	310,000	314,142
Retained Vantage Data Centers Issuer LLC, Class A2, Series 2024-1A, 4.99%, 09/15/49(1)	510,000	501,820
Santander Drive Auto Receivables Trust, Class B, Series 2023-1, 4.98%, 02/15/28	58,213	58,222
Santander Drive Auto Receivables Trust, Class C, Series 2022-5, 4.74%, 10/16/28	65,215	65,195
Scalelogix Abs US Issuer LLC, Class A2, Series 2025-1A, 5.67%, 07/25/55(1)	700,000	694,685
Star Trust, Class A, Series 2025-SFR5, 5.79%, (1-Month SOFR + 1.45%), 02/17/42(1)(2)	340,000	340,482
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	700,000	700,632
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	555,000	554,512
Trafigura Securitisation Finance PLC, Class A2, Series 2024-1A, 5.98%, 11/15/27(1)	635,000	642,181
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	318,400	313,625
United Auto Credit Securitization Trust, Class D, Series 2022-2, 6.84%, 01/10/28(1)	533,263	534,387
Upgrade Master Pass-Through Trust, Class A, Series 2025-ST4, 5.50%, 08/16/32(1)	680,000	678,921
Usq Rail III LLC, Class A, Series 2024-1A, 4.99%, 09/28/54(1)	377,983	373,635
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	250,000	257,007
Westlake Automobile Receivables Trust, Class B, Series 2024-1A, 5.55%, 11/15/27(1)	218,000	219,273
Westlake Automobile Receivables Trust, Class C, Series 2025-2A, 4.85%, 01/15/31(1)	700,000	701,631
ZAXBY'S Funding LLC, Class A2, Series 2021-1A, 5.12%, 07/30/51(1)	226,560	211,230
Total Asset Backed Securities
(Cost $29,640,602)		29,807,450
U.S. GOVERNMENT SECURITIES – 6.4%
U.S. Treasury Bond
4.63%, 02/15/55	3,145,000	3,013,794
U.S. Treasury Note
4.63%, 06/30/26	2,440,000	2,448,910
Security Description	Principal	Value
U.S. GOVERNMENT SECURITIES (continued)
4.00%, 07/31/29	$1,065,000	$1,068,266
4.25%, 01/31/30	1,425,000	1,443,174
4.00%, 02/28/30	2,560,000	2,567,350
4.00%, 02/15/34	7,740,000	7,591,852
Total U.S. Government Securities
(Cost $18,061,154)		18,133,346
EXCHANGE TRADED FUNDS - 0.6%
Debt Funds - 0.6%
iShares iBoxx $ High Yield Corporate Bond ETF	12,928	804,831
SPDR Bloomberg Barclays High Yield Bond ETF	9,747	944,387
Total Debt Funds		1,749,218
Total Exchange Traded Funds
(Cost $1,932,770)		1,749,218
COMMON STOCKS – 0.0%
Consumer Discretionary – 0.0%
West Marine (Rising Tide)*(5)	38	—
Health Care – 0.0%
Lannett Co., Inc.*(5)	277	—
Total Common Stocks
(Cost $393)		—
MONEY MARKET FUND - 1.6%
JP Morgan U.S. Government Money Market Institutional Shares, 4.16%(12) (Cost $4,501,411)	4,501,411	4,501,411

TOTAL INVESTMENTS - 102.1%
(Cost $285,108,058)		287,175,659
Liabilities in Excess of Other Assets - (2.1)%		(5,972,772)
Net Assets - 100.0%		$281,202,887

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2025, the aggregate value of these securities was $138,722,696, or 49.3% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.
(3)	Payment in-kind security.
(4)	Perpetual security with no stated maturity date.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2025.
(7)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(8)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(9)	Principal disclosed in USD unless otherwise stated.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2025 (unaudited)

(11)	The loan will settle after July 31, 2025, at which time the interet rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	The rate shown reflects the seven-day yield as of July 31, 2025.

Abbreviations:
CMT — Constant Maturity Treasury Index
ETF — Exchange Traded Fund
LIBOR — London InterBank Offered Rate
PIK — Payment in-Kind
SOFR — Secured Overnight Financing Rate

Currency Abbreviations

CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Corporate Bonds	$—	$77,490,858	$45		$77,490,903
Mortgage Backed Securities	—	63,542,063	—		63,542,063
Foreign Bonds	—	60,773,477	—		60,773,477
Term Loans	—	31,154,284	23,507		31,177,791
Asset Backed Securities	—	29,807,450	—		29,807,450
U.S. Government Securities	—	18,133,346	—		18,133,346
Exchange Traded Funds	1,749,218	—	—		1,749,218
Common Stocks	—	—	—	*	—
Money Market Fund	4,501,411	—	—		4,501,411
Total	$6,250,629	$280,901,478	$23,552		$287,175,659

* Includes internally fair valued securities currently priced at zero ($0).

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2025.